Related Parties	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related Parties
31.	Related Parties
As of December 31, this caption includes the following:

	Transaction value			Outstanding balances
In thousands of soles	2024	2023	2022	2024	2023	2022
Sales of oncologic healthcare services
Joint ventures	50	35	144	234	236	247
Associates	—	—	—	—	—	—
Others	6,135	1,151	33	2,957	1,234	1,895

	6,185	1,186	177	3,191	1,470	2,142

Cost of sales of oncologic healthcare services
Joint ventures	3,929	3,791	3,270	1,076	1,096	1,182
Associates	15,878	12,164	8,110	3,473	2,574	1,945
Others	13,032	10,747	7,896	3,160	3,185	3,353

	32,839	26,702	19,276	7,709	6,855	6,480

Administrative expenses
Services provided by related parties (v)	1,844	2,620	3,355	630	816	1,329
Other management charges	4,521	2,844	5,419	4,439	1,452	200

	6,365	5,464	8,774	5,069	2,268	1,529

Selling expenses
Services provided by related parties (vi)	1,761	1,106	1,036	396	123	95

	1,761	1,106	1,036	396	123	95

Finance income
Loans and related interest from related parties	71	—	—	1,952	—	—

	71	—	—	1,952	—	—

All outstanding balances with these related parties are priced on an arm´s-length
basis. None of the balances is secured. No expense has been recognized in the current year or prior year of loss for impairment of trade receivables in respect of amounts owed by related parties. No guarantees have been given or received.

(i)	Compensation to key personnel
For the year ended December 31, 2024 the compensation paid to the key Management of the subsidiaries located in Peru amounts to S/ 99,505 thousand (S/ 81,674 thousand and S/ 84,978 thousand for the years ended December 31, 2023 and 2022, respectively). In Colombian subsidiaries, the amount is S/ 23,230 thousand for the year ended December 31, 2024 (S/ 14,844 thousand and S/ 14,022 thousand for the year ended December 31, 2023 and 2022) and in Mexican subsidiaries, the amount is S/ 60,132 thousand for the year ended December 31, 2024 (S/ 55,556 thousand for the year ended December 31, 2023). Also, for the year ended December 31, 2024 expenses were recognized for S/ 9,145 thousand corresponds to share based payment (S/ 3,675 thousand as of December 31, 2023) (note 21.a) to non-executive
members of the Board and employees.

(ii)	Advances and loans granted to the Members of the Management and Supervisory Bodies
The Group has not granted any advances or commitments, loans and guarantees granted on their behalf related to pension funds, life insurances and other similar concepts and other long-term benefits other than share-based payments to its key Management personnel, including Directors of the Company and Supervisory Bodies.

(iii)	Compensation to directors
For the year ended December 31, 2024, 2023 and 2022, the compensation paid to the board of directors amounts to S/ 5,781 thousand, S/ 5,027 thousand and S/ 4,006 thousand, respectively.

(iv)	Medical services
For the year ended December 31, 2024, 2023 and 2022, certain directors provided medical services to the Group. For their medical services, they have received customary compensation and benefits commensurate with their level of responsibility within the Company, aligned with the compensation paid to other physicians and medical professionals of similar stature employed by the Group.
In addition, the Group reimbursed certain expenses incurred in connection with providing these services, such as rent for office space, phone expenses, certain taxes, purchase of medical books and travel expenses related to attendance at conferences on behalf of the Group.

(v)	Management expenses
For the year ended December 31, 2024, administrative expenses provided to the Group by Enfoca, corresponded mainly to reimbursements related to travel and other expenses of S/
9

thousand. For the year ended December 31, 2023 and 2022, administrative expenses provided to the Group by Enfoca corresponded mainly to management services of S/
1,229
 thousand and S/
2,451
 thousand, respectively, and reimbursements related to consultant fees and travel expenses of S/
445
 thousand and S/
904
 thousand, respectively.

(vi)	Selling expenses
For the year ended December 31, 2024, 2023 and 2022, selling expenses provided to the Group by companies related to shareholders corresponded mainly to sales commission and advertisement of S/ 1,761 thousand, S/ 1,106 thousand and S/ 1,036 thousand, respectively.